Columbia High Yield Municipal Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.6%
Los Angeles Department of Water & Power(a),(b)
Revenue Bonds
Series 2023C-1 (TD Bank)
07/01/2057	3.550%	3,000,000	3,000,000
New York 2.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.700%	2,225,000	2,225,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.700%	3,685,000	3,685,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	1.700%	500,000	500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.700%	1,200,000	1,200,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.700%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.700%	820,000	820,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.700%	2,000,000	2,000,000
Total			12,430,000
Total Floating Rate Notes (Cost $15,430,000)			15,430,000

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025B (Mandatory Put 01/01/33)
03/01/2055	5.250%	2,000,000	2,137,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.4%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	13,225,000	1,930,871
Arizona 2.5%
Arizona Industrial Development Authority(d),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	90,000
Series 2021A
07/01/2051	0.000%	500,000	15,000
Arizona Industrial Development Authority(d)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,422,686
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	3,242,285
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,085,084
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,448,522
Series 2018
02/15/2048	5.000%	1,000,000	966,667
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	549,379
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,046,414

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	2,000,000	1,958,258
Total			12,824,295
Arkansas 0.4%
Arkansas Development Finance Authority(f)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,107,390
California 7.5%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	1,014,775
California Infrastructure & Economic Development Bank(d),(f),(g)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	5,000,000	5,071,854
California Infrastructure & Economic Development Bank(b),(d),(f)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	6,000,000	6,197,331
California Municipal Finance Authority(d)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,099,926
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority(d)
Revenue Bonds
Sunrise of Manhattan Beach
Series 2025
07/01/2065	6.750%	1,500,000	1,514,564
The James
Series 2024A
06/01/2059	6.375%	3,000,000	2,905,616
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,635,096
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,965,000	4,316,072
CSCDA Community Improvement Authority(d)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	617,075
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	1,503,657
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	944,791
Hastings Campus Housing Finance Authority(c),(d)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,479,709
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,310,519
San Francisco City & County Airport Commission - International Airport(f)
Revenue Bonds
Second Series 2025A
05/01/2055	5.250%	2,000,000	2,132,210
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	500,000	570,416
Total			38,350,311
Colorado 8.4%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	2,166,011
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,041,486
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,002,468
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	863,000	872,811
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyons Metropolitan District No. 5
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,294,822
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,386,382
Colorado Educational & Cultural Facilities Authority(d)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,450,685
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,920,657
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,012,067
Eagle Brook Meadows Metropolitan District No. 3(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,362,509
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,088,541
Lanterns Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,259,659
Mineral Business Improvement District(d)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,268,320
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,075,103
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,075,103
Redtail Ridge Metropolitan District(c)
Limited General Obligation Bonds
Series 2025
12/01/2032	0.000%	3,500,000	2,081,629
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RRC Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,218,788
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,111,968
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,229,602
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,121,368
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	900,000	931,006
Waterfront at Foster Lake Metropolitan District No. 2(h)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,959,311
Total			42,930,296
Connecticut 0.6%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,675,085
Stamford Housing Authority(d),(h)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,226,244
Total			2,901,329
District of Columbia 0.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	614,430
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Dulles Metrorail and Capital Improvements Project
Subordinated Series 2019
10/01/2053	4.000%	2,275,000	2,086,806

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,000,000	1,865,566
Total			4,566,802
Florida 8.9%
Capital Trust Agency, Inc.(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	119,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	887,500
Capital Trust Agency, Inc.(d)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	240,000	226,888
Capital Trust Agency, Inc.(c),(d)
Subordinated
07/01/2061	0.000%	30,000,000	2,257,764
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	732,263
Capital Trust Authority(d),(f)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	1,028,258
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,543,670
City of Tampa(c)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	447,088
County of Miami-Dade(c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,973,662
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	537,345
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	568,292
10/01/2053	0.000%	3,000,000	768,024
Florida Development Finance Corp.(b),(d),(f)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,604,869
Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2059	10.000%	2,000,000	2,071,203
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,183,565
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,035,057
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,406,814
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,908,528
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	1,003,617
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,840,344
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,417,522
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	1,000,000	989,852
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,538,053
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	1,225,000	1,211,626
Seminole County Industrial Development Authority(d)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	697,896
06/15/2056	4.000%	1,410,000	1,157,434
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,571,787
Series 2024
05/01/2055	4.800%	1,500,000	1,502,694
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,219
Total			45,515,834
Georgia 1.7%
Atlanta Development Authority (The)(d)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,284,557
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,500,035
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,720,000	1,853,842
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,032,155
Total			8,670,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.5%
State of Hawaii Airports System(f)
Revenue Bonds
Series 2025A
07/01/2054	5.500%	2,250,000	2,445,177
Idaho 1.0%
Avimor Community Infrastructure District No. 1(d)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,407,000	1,459,930
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	3,395,676
Total			4,855,606
Illinois 6.9%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,170,613
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,999,977
Series 2012A
12/01/2042	5.000%	1,000,000	989,198
Series 2016B
12/01/2046	6.500%	1,500,000	1,540,252
Series 2018D
12/01/2046	5.000%	5,000,000	4,901,615
Series 2022A
12/01/2047	4.000%	6,000,000	5,125,649
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,332,099
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	547,499

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(d)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,056,677
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	2,000,000	2,000,383
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,093,826
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,612,521
06/15/2038	0.000%	3,000,000	1,748,188
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	4,030,675
Series 2020
05/01/2039	5.500%	570,000	618,980
05/01/2045	5.750%	750,000	807,948
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	458,000	458,392
Total			35,034,492
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	500,000	536,077
Iowa 1.3%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	3,481,806
Series 2023
05/15/2053	7.500%	2,000,000	2,261,102
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Tobacco Settlement Authority(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	5,000,000	833,994
Total			6,576,902
Kansas 0.7%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,740,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,955,000	1,946,071
Total			3,686,071
Kentucky 0.6%
City of Henderson(d),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,998,731
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,618
Louisiana Public Facilities Authority(d)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,501,296
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	1,420,000	1,420,825
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,123,452
Total			7,071,191
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,313,484
Massachusetts 1.3%
Massachusetts Development Finance Agency(d)
Revenue Bonds
GingerCare Living
Series 2024A
12/01/2060	5.875%	1,000,000	1,001,211
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,047,927
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,211,594
07/01/2060	5.000%	1,000,000	1,005,185
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,445,000	1,330,858
Total			6,596,775
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	294,660
05/01/2051	5.000%	1,500,000	826,628
City of Deephaven(d)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,477,389
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	1,129,649
St. Cloud Housing & Redevelopment Authority(i)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,230,000	1,742,120
Total			5,470,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.3%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,228,084
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,500,000	1,396,552
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,357,511
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,873,440
Total			6,855,587
Nevada 1.2%
City of Reno(c),(d)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	12,500,000	1,870,949
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,517,751
Series 2018A
12/15/2048	5.000%	1,500,000	1,480,550
Total			5,869,250
New Hampshire 3.3%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	1,500,000	1,480,390
Series 2024
12/15/2035	5.375%	1,000,000	1,004,503
Silverado Project
Series 2024
12/01/2028	5.000%	2,000,000	2,002,850
Tamarron Project
Series 2024
12/01/2035	5.250%	1,600,000	1,599,776

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,758,983
Valencia Project
Series 2024
12/01/2032	5.300%	2,000,000	2,009,520
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	3,000,000	2,994,691
New Hampshire Business Finance Authority(c),(d)
Revenue Bonds
River Ranch Project
Series 2025
12/01/2031	0.000%	2,500,000	1,691,424
Total			16,542,137
New Jersey 1.2%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,058,935
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,153,758
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	1,999,922
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,029,200
07/01/2058	5.500%	1,000,000	1,033,966
Total			6,275,794
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Finance Authority(d),(f)
Revenue Bonds
Enchantment Water LLC Project
Series 2024
12/01/2045	8.250%	1,000,000	1,016,577
New York 4.4%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,331,561
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	609,823
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	512,679
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,557,095
Nassau County Tobacco Settlement Corp.(c)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,653,670
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,021,888
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,307,121
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,438,338
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,345,353
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,071,716
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida Indian Nation of New York(d)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	766,695
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,555,881
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	3,995,275
Total			22,167,095
North Carolina 0.7%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,291,127
North Carolina Turnpike Authority(c)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	843,436
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,302,117
Total			3,436,680
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,523,688
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	1,013,848
Total			2,537,536
Ohio 3.8%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	8,475,393
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	441,849
12/01/2049	5.125%	1,875,000	1,565,150
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,275,000	1,264,439
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	469,864
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,990,000	5,043,499
Port of Greater Cincinnati Development Authority
Tax Allocation Bonds
RBM Phase 3 Garage Project
Series 2024
12/01/2055	5.125%	1,000,000	975,425
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,094,876
Total			19,330,495
Oregon 0.3%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	940,525
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	704,167
Total			1,644,692
Pennsylvania 1.8%
Allentown Neighborhood Improvement Zone Development Authority(d)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	2,900,000	2,924,608

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,748,733
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,448,595
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	506,302
Pennsylvania Economic Development Financing Authority(d),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	825,000
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,633,636
Total			9,086,874
Puerto Rico 6.2%
Commonwealth of Puerto Rico(c),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,705,866	1,728,372
Subordinated Series 2022
11/01/2043	0.000%	2,083,631	1,310,083
Commonwealth of Puerto Rico(j)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	507,235
07/01/2035	4.000%	452,705	453,690
07/01/2037	4.000%	388,540	386,002
07/01/2041	4.000%	528,266	508,457
07/01/2046	4.000%	1,719,389	1,566,503
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,089,332
Puerto Rico Electric Power Authority(e),(j)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,115,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010XX
07/01/2040	0.000%	7,870,000	4,387,525
Puerto Rico Sales Tax Financing Corp.(c),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	17,380,000	5,826,443
07/01/2051	0.000%	27,620,000	6,846,553
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,003,880
Total			31,729,075
South Carolina 1.9%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,078,830
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
Greer Preparatory Academy Project
Series 2024
06/15/2059	6.500%	1,000,000	1,013,768
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	665,798
05/01/2048	5.125%	1,500,000	1,313,394
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	6,000,000	5,728,841
Total			9,800,631
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,250,000	1,561,533
Texas 6.2%
Angelina & Neches River Authority(d),(e),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	2,250,000	766,667
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,811,426
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	1,400,000	1,282,055
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	981,220
06/15/2064	5.000%	1,200,000	1,191,841
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,813,505
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,324,316
City of Houston Airport System(f)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	953,747
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,764,304
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,523,646
Clifton Higher Education Finance Corp.(d)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	753,430
06/15/2054	6.000%	1,000,000	1,001,510
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	3,500,000	3,496,248
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	999,934
Series 2015A
07/01/2047	5.000%	1,000,000	1,000,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	399,214
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	1,299,925
Series 2016A-1
07/01/2046	0.000%	950,000	857,375
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	946,159
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	956,205
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Total			31,772,727
Utah 1.2%
Black Desert Public Infrastructure District(d)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,501,612
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,000,000	1,885,717
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,780,941
Total			6,168,270
Virginia 3.2%
City of Chesapeake Expressway Toll Road(i)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,727,050

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	735,042
07/01/2051	5.000%	1,200,000	1,186,959
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,659,349
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	3,000,000	2,957,585
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	2,107,132
Total			16,373,117
Washington 2.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,246,553
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,260,627
12/01/2045	6.250%	2,500,000	2,502,016
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	985,000	980,598
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,000,000	2,022,583
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	408,448
07/01/2059	6.250%	320,000	349,676
07/01/2063	6.375%	275,000	301,692
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	1,011,210
01/01/2059	5.875%	1,065,000	1,079,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	937,505
Total			14,099,978
Wisconsin 9.1%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,600,931
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,948,042
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,379,341	2,483,091
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,260,577
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2054	9.750%	750,000	805,698
Revenue Bonds
Astro Texas Land Projects
Series 2024
12/15/2028	5.500%	1,400,000	1,402,030
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	2,000,388
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	1,257,322	1,258,853
Candela Project
Series 2023
12/15/2029	6.125%	1,200,000	1,200,697
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	1,967,460
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,500,000	1,503,707
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,280,399	1,275,644
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,033,308
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Signorelli Projects
Series 2024
12/15/2032	5.375%	2,000,000	2,001,152
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,371,180
Public Finance Authority(d),(f)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	260,343
Public Finance Authority(c),(d)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	1,500,000	1,091,580
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,465,000
Wisconsin Center District(c)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	879,316
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,567,456
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,789,901
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,700,086
Revenue Bonds
Chiara Housing and Services, Inc.
Series 2024
07/01/2055	5.875%	2,000,000	2,064,722
Dickson Hollow Phase II Project
Series 2024
10/01/2059	6.125%	1,400,000	1,460,474
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,956,149
Total			46,347,785
Total Municipal Bonds (Cost $527,779,027)			492,136,066

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.755%(k)	270,915	270,942
Total Money Market Funds (Cost $270,915)		270,942
Total Investments in Securities (Cost $543,479,942)		507,837,008
Other Assets & Liabilities, Net		1,287,398
Net Assets		$509,124,406
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2025.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $179,370,215, which represents 35.23% of total net assets.

(e)	Represents a security in default.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents a security purchased on a when-issued basis.
(h)	Cash flow bond. Interest rate represents the stated coupon rate at February 28, 2025. Income on this security, if any, is derived from the cash flow of the issuer.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2025, the total value of these securities amounted to $31,729,075, which represents 6.23% of total net assets.

(k)	The rate shown is the seven-day current annualized yield at February 28, 2025.

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, February 28, 2025 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT161_05_R01_(04/25)